Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2025	Dec. 31, 2024
South Africa
Disclosure of Provisions [line items]
Discount rate	9.00%	11.10%
South Africa | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.60%	4.30%
South Africa | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.20%	4.60%
South Africa | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.10%	4.60%
South Africa | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.10%	4.60%
Ghana | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.20%
Ghana | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Ghana | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Ghana | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Australia | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	3.00%	3.00%
Australia | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.80%
Australia | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.60%
Australia | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.50%	2.50%
Peru
Disclosure of Provisions [line items]
Discount rate	4.70%	5.60%
Peru | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.20%
Peru | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Peru | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Peru | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Chile
Disclosure of Provisions [line items]
Discount rate	4.80%	5.20%
Chile | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.60%	2.20%
Chile | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Chile | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Chile | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.30%	2.30%
Canada
Disclosure of Provisions [line items]
Discount rate	3.40%	3.10%
Canada | Inflation rate Year 1
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.10%	2.00%
Canada | Inflation rate Year 2
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.00%	2.00%
Canada | Inflation rate Year 3
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.00%	2.00%
Canada | Inflation rate Year 4 onwards
Disclosure of Provisions [line items]
Inflation rate Year 4 onwards	2.00%	2.00%
Bottom of Range | Ghana
Disclosure of Provisions [line items]
Discount rate	8.20%	10.90%
Bottom of Range | Australia
Disclosure of Provisions [line items]
Discount rate	4.80%	4.30%
Top of Range | Ghana
Disclosure of Provisions [line items]
Discount rate	9.40%	11.30%
Top of Range | Australia
Disclosure of Provisions [line items]
Discount rate	5.10%	4.60%